Accumulated Other Comprehensive Income - Balances in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gains (losses) arising during the period, tax expense		$ 136	$ 305	$ 47	$ 46	$ 422
Reclassification for previously unrealized net gains recognized in income, tax expense (benefit)	$ 62	0	99	1	14	(9)
Net gain (loss) pension and postretirement plans, tax expense (benefit)					42	(301)
Net Unrealized Gains (Losses) on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gains (losses) arising during the period, tax expense		136	305	47	46	422
Reclassification for previously unrealized net gains recognized in income, tax expense (benefit)	$ 62	$ 0	$ 99	$ 1	14	(9)
Pension and Post employment costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net gain (loss) pension and postretirement plans, tax expense (benefit)					$ 42	$ (301)